Summary of Significant Accounting Policies (Policies)	2 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Consolidation (SQN AIF IV GP, LLC)

Consolidation - In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the limited partners owning a majority of the Managed Fund’s limited partnership units. At September 30, 2012, there was a single limited partner.

Basis of presentation (SQN AIF IV GP, LLC)	Basis of presentation - The accompanying balance sheet of the LLC has been prepared in accordance with US GAAP.
Cash and cash equivalents (SQN AIF IV GP, LLC)

Cash and cash equivalents - The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The LLC has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Revenue recognition (SQN AIF IV GP, LLC)

Revenue recognition - The LLC’s only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds, and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes (SQN AIF IV GP, LLC)

Income taxes - The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

Uncertain tax positions (SQN AIF IV GP, LLC)

Uncertain tax positions - The LLC follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its tax position at September 30, 2012, and does not expect a material adjustment to be made.

Use of estimates (SQN AIF IV GP, LLC)

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates

Subsequent events (SQN AIF IV GP, LLC)

Subsequent events - The LLC has evaluated events and transactions that occurred between October 1, 2012 and October 11, 2012, which is the date the financial statement was issued, for possible disclosure and recognition in the financial statement. No events or transactions were identified during this period that required disclosure or recognition.

Basis of presentation (SQN AIF IV, L.P.)

Basis of presentation - The accompanying financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents (SQN AIF IV, L.P.)

Cash and cash equivalents - The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Partnership has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Deferred charges (SQN AIF IV, L.P.)

Deferred charges - Pursuant to the terms of the Partnership Agreement, the costs of offering the limited partnership interests are capitalized by the Partnership and amortized over the estimated offering period, generally two years from the effective date of the offering. Following the commencement of operations, the unamortized balance of these costs will be reflected in the balance sheet as deferred charges.

Income taxes (SQN AIF IV, L.P.)

Income taxes - The Partnership will be taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

Uncertain tax positions (SQN AIF IV, L.P.)

Uncertain tax positions - The Partnership follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its tax position at September 30, 2012, and does not expect a material adjustment to be made.

Use of estimates (SQN AIF IV, L.P.)

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Subsequent events (SQN AIF IV, L.P.)

Subsequent events - The Partnership has evaluated events and transactions that occurred between October 1, 2012 and October 11, 2012, which is the date the financial statement was issued, for possible disclosure and recognition in the financial statement. No events or transactions were identified during this period that required disclosure or recognition.